UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    09/30/01

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ______________________________
Title:    ______________________________
Phone:    ______________________________

Signature, Place, and Date of Signing:
       /s/ Brian Warner             New York, NY              12/31/01
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       24

Form 13F Information Table Value Total:       $142,912,825


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2  Column 3      Column 4          Column 5         Column 6  Column 7            Column 8
--------                     -------- ----------     ---------  ---------------------   --------  -------- ------------------------
                                                                                                                     Voting
                                                                                                                    Authority
                               Title                    Value     Shrs or          Put/  Investment   Other  -----------------------
Name of Issuer               of Class    CUSIP        (x$1000)    pm amt  SI-I/PRN Call  discretion managers     Sole    Shared None
--------------               -------- -----------     --------  --------  -------- ----  ---------- -------- ----------  ------ ----

Gray Communications
 Sys Inc                      COM     389190 10 9    $3,242,673     245,100                                     245,100
Worldcom Inc
 GA NEW                      WRLDCOM
                              GP COM  98157D 10 6   $13,707,000     900,000                                     900,000
Worldgate
 Communications Inc           COM     98156L 30 7       $77,600      40,000                                      40,000
Genuity Inc                  CL A     37248E 10 3    $3,095,883   1,971,900                                   1,971,900
Weblink Wireless Inc         CL A     94769A 10 1       $28,668     819,100                                     819,100
Alaris Med Inc                COM     011637 10 5       $98,750      79,000                                      79,000
North Pittsburgh
 Sys Inc                      COM     661562 10 8    $1,812,577     122,970                                     122,970
RH Donnelley Corp           COM NEW   74955W 30 7      $261,200      10,000                                      10,000
Pioneer Cos Inc              CL A     723643 10 2          $914      91,463                                      91,463
Wyndham Intl Inc             CL A     983101 10 6       $49,140      75,600                                      75,600
AT&T Corp                     COM     001957 10 9    $8,517,669     441,330                                     441,330
AT&T Wireless Svcs Inc        COM     00209A 10 6    $1,288,231      86,227                                      86,227
Avatar Hldgs Inc              COM     053494 10 0    $5,259,986     228,100                                     228,100
Avatar Hldgs Inc            SUB NT
                           CONV 7%05  053494 AD 2    $2,260,050   2,470,000                                   2,470,000
CNA Finl Corp                 COM     126117 10 0    $3,380,000     125,000                                     125,000
Crestline Cap Corp            COM     226153 10 4   $42,564,275   1,506,700                                   1,506,700
Isle of Capri
 Casinos Inc                  COM     464592 10 4   $10,690,384   1,505,900                                   1,505,900
Lodgenet Entmt Corp           COM     540211 10 9      $307,720      28,000                                      28,000
Mariner Post-Acute
 Network Inc                  COM     568459 10 1       $98,750      86,620                                      86,620
Pricesmart Inc                COM     741511 10 9   $17,746,750     507,050                                     507,050
AT&T Corp                  COM LIB
                            GRP A     001957 20 8   $13,565,809   1,068,174                                   1,068,174
China Unicom Ltd          SPONSORED
                              ADR     16945R 10 4    $3,567,300     330,000                                     330,000
Sun Intl Hotels Ltd          ORD      P8797T 13 3    $1,146,816      63,360                                      63,360
Saga Communications         CL A      786598 10 2   $10,144,680     586,059                                     586,059
         TOTAL                                     $142,912,825